Segment information (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Disclosure of geographical areas [line items]
Revenue	$ 57,296	$ 51,403
Canada
Disclosure of geographical areas [line items]
Revenue	3,090	3,387
United States
Disclosure of geographical areas [line items]
Revenue	40,660	35,743
Rest of World
Disclosure of geographical areas [line items]
Revenue	$ 13,546	$ 12,273